Exchangeable Senior Notes - Principal amount, discount and interest rate (Details) - Exchangeable Notes, net - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 853,576	$ 819,637	$ 1,000,000	$ 1,000,000
Effective interest rate	4.83%	4.83%
Contractual interest expense	$ 6,267	$ 1,075
Amortization of debt discount	32,453	5,433
Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,000,000	1,000,000
Unamortized debt discount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	(140,011)	(172,464)
Unamortized issuance costs
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ (6,413)	$ (7,899)